Offsets	Mar. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Banc of California, Inc.
Form or Filing Type	S-3
File Number	333-270328
Initial Filing Date	Mar. 07, 2023
Fee Offset Claimed	$ 0
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Termination / Withdrawal Statement

(3)
The registrant previously registered an indeterminate amount of securities pursuant to a Registration Statement on Form S-3 (Registration No. 333-270328) filed with the Securities and Exchange Commission (the “SEC”) on March 7, 2023 (the “2023 Registration Statement”) and filed a Prospectus Supplement under the 2023 Registration Statement on March 1, 2024 (the “2024 Prospectus Supplement”) relating to the offer and sale of up to 51,422,763 shares of common stock and paid $110,358.60 in registration fees in connection with the filing of the 2024 Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the remaining registration fee of $110,358.60 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the 2023 Registration Statement and were not sold thereunder will continue to be applied to the securities included in this registration statement.

Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Banc of California, Inc.
Form or Filing Type	S-3
File Number	333-270328
Filing Date	Mar. 07, 2023
Fee Paid with Fee Offset Source	$ 0
Offset Note

(3)
The registrant previously registered an indeterminate amount of securities pursuant to a Registration Statement on Form S-3 (Registration No. 333-270328) filed with the Securities and Exchange Commission (the “SEC”) on March 7, 2023 (the “2023 Registration Statement”) and filed a Prospectus Supplement under the 2023 Registration Statement on March 1, 2024 (the “2024 Prospectus Supplement”) relating to the offer and sale of up to 51,422,763 shares of common stock and paid $110,358.60 in registration fees in connection with the filing of the 2024 Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, the remaining registration fee of $110,358.60 that has already been paid and remains unused with respect to securities that were previously registered pursuant to the 2023 Registration Statement and were not sold thereunder will continue to be applied to the securities included in this registration statement.